LEASE (Summary of non-cancelable direct financing leases) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
2020	$ 5,609	¥ 39,050
2021	2,462	17,138
2022	1,070	7,446
2023	431	3,003
2024	$ 270	¥ 1,883